Interest-Bearing Deposits	12 Months Ended
Dec. 31, 2019
Deposits [Abstract]
Interest-Bearing Deposits

NOTE 9 - INTEREST-BEARING DEPOSITS

Interest-bearing deposits as of December 31, 2019 and 2018 were as follows:

	2019	2018
Demand	$301,674	$261,996
Savings and Money markets	588,697	582,128
Certificates of Deposit:
$250 and over	58,290	42,815
Other	168,928	173,445
Individual Retirement Accounts	48,622	51,426
Total	$1,166,211	$1,111,810

Scheduled maturities of certificates of deposit, including IRA’s at December 31, 2019 were as follows:

2020	$171,220
2021	73,991
2022	23,344
2023	4,986
2024	1,261
Thereafter	1,038
Total	$275,840

Deposits from the Company’s principal officers, directors, and their affiliates at year-end 2019 and 2018 were $8,917 and $6,925, respectively.

As of December 31, 2019, CDs and IRAs totaling $61,552 met or exceeded the FDIC’s insurance limit of $250,000.